Securities - Fair Value of Investments with Continuous Unrealized Loss Position (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale:
Less than 12 months, Fair value	$ 23,012,000,000	$ 29,115,000,000
Less than 12 months, Unrealized losses	92,000,000	215,000,000
12 months or more, Fair value	10,774,000,000	23,608,000,000
12 months or more, Unrealized losses	146,000,000	738,000,000
Total, Fair value	33,786,000,000	52,723,000,000
Total, Unrealized losses	238,000,000	953,000,000
Held-to-maturity:
Less than 12 months, Fair value	6,007,000,000	5,258,000,000
Less than 12 months, Unrealized losses	25,000,000	66,000,000
12 months or more, Fair value	4,635,000,000	23,246,000,000
12 months or more, Unrealized losses	30,000,000	681,000,000
Total, Fair value	10,642,000,000	28,504,000,000
Total, Unrealized losses	55,000,000	747,000,000
Less than 12 months, Fair value, Total temporary impaired securities	29,019,000,000	34,373,000,000
Less than 12 months, Unrealized losses, Total temporary impaired securities	117,000,000	281,000,000
12 months or more, Fair Value, Total temporary impaired securities	15,409,000,000	46,854,000,000
12 months or more, Unrealized losses, Total temporary impaired securities	176,000,000	1,419,000,000
Total, Fair value, Total temporary impaired securities	44,428,000,000	81,227,000,000
Total, Unrealized losses, Total temporary impaired securities	293,000,000	1,700,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, greater than 12 months	65,000,000	87,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, less than 12 months	0	0
Agency RMBS
Available-for-sale:
Less than 12 months, Fair value	8,373,000,000	6,678,000,000
Less than 12 months, Unrealized losses	33,000,000	30,000,000
12 months or more, Fair value	5,912,000,000	9,250,000,000
12 months or more, Unrealized losses	110,000,000	339,000,000
Total, Fair value	14,285,000,000	15,928,000,000
Total, Unrealized losses	143,000,000	369,000,000
Held-to-maturity:
Less than 12 months, Fair value	4,714,000,000	4,602,000,000
Less than 12 months, Unrealized losses	17,000,000	56,000,000
12 months or more, Fair value	3,729,000,000	17,107,000,000
12 months or more, Unrealized losses	29,000,000	576,000,000
Total, Fair value	8,443,000,000	21,709,000,000
Total, Unrealized losses	46,000,000	632,000,000
U.S. Treasury
Available-for-sale:
Less than 12 months, Fair value	1,976,000,000	6,126,000,000
Less than 12 months, Unrealized losses	16,000,000	23,000,000
12 months or more, Fair value	766,000,000	6,880,000,000
12 months or more, Unrealized losses	4,000,000	187,000,000
Total, Fair value	2,742,000,000	13,006,000,000
Total, Unrealized losses	20,000,000	210,000,000
Held-to-maturity:
Less than 12 months, Fair value	406,000,000	157,000,000
Less than 12 months, Unrealized losses	3,000,000	2,000,000
12 months or more, Fair value	821,000,000	4,343,000,000
12 months or more, Unrealized losses	0	75,000,000
Total, Fair value	1,227,000,000	4,500,000,000
Total, Unrealized losses	3,000,000	77,000,000
Sovereign debt/sovereign guaranteed
Available-for-sale:
Less than 12 months, Fair value	4,045,000,000	2,185,000,000
Less than 12 months, Unrealized losses	10,000,000	8,000,000
12 months or more, Fair value	225,000,000	988,000,000
12 months or more, Unrealized losses	1,000,000	13,000,000
Total, Fair value	4,270,000,000	3,173,000,000
Total, Unrealized losses	11,000,000	21,000,000
Agency commercial mortgage-backed securities (“MBS”)
Available-for-sale:
Less than 12 months, Fair value	1,960,000,000	4,505,000,000
Less than 12 months, Unrealized losses	12,000,000	50,000,000
12 months or more, Fair value	775,000,000	3,082,000,000
12 months or more, Unrealized losses	5,000,000	111,000,000
Total, Fair value	2,735,000,000	7,587,000,000
Total, Unrealized losses	17,000,000	161,000,000
Held-to-maturity:
Less than 12 months, Fair value	375,000,000	477,000,000
Less than 12 months, Unrealized losses	3,000,000	7,000,000
12 months or more, Fair value	0	654,000,000
12 months or more, Unrealized losses	0	19,000,000
Total, Fair value	375,000,000	1,131,000,000
Total, Unrealized losses	3,000,000	26,000,000
Foreign covered bonds
Available-for-sale:
Less than 12 months, Fair value	1,009,000,000	1,058,000,000
Less than 12 months, Unrealized losses	4,000,000	7,000,000
12 months or more, Fair value	690,000,000	736,000,000
12 months or more, Unrealized losses	3,000,000	12,000,000
Total, Fair value	1,699,000,000	1,794,000,000
Total, Unrealized losses	7,000,000	19,000,000
CLOs
Available-for-sale:
Less than 12 months, Fair value	1,066,000,000	3,280,000,000
Less than 12 months, Unrealized losses	2,000,000	46,000,000
12 months or more, Fair value	1,499,000,000	2,000,000
12 months or more, Unrealized losses	14,000,000	0
Total, Fair value	2,565,000,000	3,282,000,000
Total, Unrealized losses	16,000,000	46,000,000
Supranational
Available-for-sale:
Less than 12 months, Fair value	1,336,000,000	974,000,000
Less than 12 months, Unrealized losses	6,000,000	2,000,000
12 months or more, Fair value	360,000,000	481,000,000
12 months or more, Unrealized losses	0	6,000,000
Total, Fair value	1,696,000,000	1,455,000,000
Total, Unrealized losses	6,000,000	8,000,000
Foreign government agencies
Available-for-sale:
Less than 12 months, Fair value	1,706,000,000	397,000,000
Less than 12 months, Unrealized losses	2,000,000	1,000,000
12 months or more, Fair value	47,000,000	256,000,000
12 months or more, Unrealized losses	0	3,000,000
Total, Fair value	1,753,000,000	653,000,000
Total, Unrealized losses	2,000,000	4,000,000
Non-agency commercial MBS
Available-for-sale:
Less than 12 months, Fair value	525,000,000	1,015,000,000
Less than 12 months, Unrealized losses	2,000,000	14,000,000
12 months or more, Fair value	45,000,000	362,000,000
12 months or more, Unrealized losses	0	14,000,000
Total, Fair value	570,000,000	1,377,000,000
Total, Unrealized losses	2,000,000	28,000,000
Other ABS
Available-for-sale:
Less than 12 months, Fair value	456,000,000	1,289,000,000
Less than 12 months, Unrealized losses	3,000,000	4,000,000
12 months or more, Fair value	305,000,000	23,000,000
12 months or more, Unrealized losses	2,000,000	0
Total, Fair value	761,000,000	1,312,000,000
Total, Unrealized losses	5,000,000	4,000,000
U.S. government agencies
Available-for-sale:
Less than 12 months, Fair value	377,000,000	513,000,000
Less than 12 months, Unrealized losses	2,000,000	4,000,000
12 months or more, Fair value	0	673,000,000
12 months or more, Unrealized losses	0	20,000,000
Total, Fair value	377,000,000	1,186,000,000
Total, Unrealized losses	2,000,000	24,000,000
Held-to-maturity:
Less than 12 months, Fair value	506,000,000	0
Less than 12 months, Unrealized losses	2,000,000	0
12 months or more, Fair value	45,000,000	1,111,000,000
12 months or more, Unrealized losses	0	10,000,000
Total, Fair value	551,000,000	1,111,000,000
Total, Unrealized losses	2,000,000	10,000,000
Non-agency RMBS
Available-for-sale:
Less than 12 months, Fair value	101,000,000	94,000,000
Less than 12 months, Unrealized losses	0	1,000,000
12 months or more, Fair value	113,000,000	157,000,000
12 months or more, Unrealized losses	7,000,000	10,000,000
Total, Fair value	214,000,000	251,000,000
Total, Unrealized losses	7,000,000	11,000,000
Held-to-maturity:
Less than 12 months, Fair value	6,000,000	22,000,000
Less than 12 months, Unrealized losses	0	1,000,000
12 months or more, Fair value	40,000,000	31,000,000
12 months or more, Unrealized losses	1,000,000	1,000,000
Total, Fair value	46,000,000	53,000,000
Total, Unrealized losses	1,000,000	2,000,000
Non-agency RMBS | Grantor Trust
Available-for-sale:
Less than 12 months, Fair value	2,000,000	22,000,000
Less than 12 months, Unrealized losses	1,000,000	1,000,000
12 months or more, Fair value	2,000,000	3,000,000
12 months or more, Unrealized losses	1,000,000	1,000,000
State and political subdivisions
Available-for-sale:
Less than 12 months, Fair value	0	316,000,000
Less than 12 months, Unrealized losses	0	1,000,000
12 months or more, Fair value	16,000,000	668,000,000
12 months or more, Unrealized losses	0	21,000,000
Total, Fair value	16,000,000	984,000,000
Total, Unrealized losses	0	22,000,000
Corporate bonds
Available-for-sale:
Less than 12 months, Fair value	82,000,000	685,000,000
Less than 12 months, Unrealized losses	0	24,000,000
12 months or more, Fair value	21,000,000	50,000,000
12 months or more, Unrealized losses	0	2,000,000
Total, Fair value	103,000,000	735,000,000
Total, Unrealized losses	$ 0	$ 26,000,000